MINERAL EXPLORATION PROPERTIES (Detail Textuals 4) (Doran Property, Quebec, CAD)	0 Months Ended		12 Months Ended	0 Months Ended
	Mar. 15, 2005	Feb. 13, 2007 Option agreement Abbastar Holdings Inc	Dec. 31, 2013 Option agreement Abbastar Holdings Inc	Feb. 13, 2007 Option agreement Payment Date On Or Before February 13, 2008 Abbastar Holdings Inc	Feb. 13, 2007 Option agreement Payment Date On Or Before February 13, 2009 Abbastar Holdings Inc	Feb. 13, 2007 Option agreement Payment Date On Or Before February 13, 2010 Abbastar Holdings Inc	Feb. 13, 2007 Option agreement Payment Date On Or Before February 13, 2011 Abbastar Holdings Inc
Mineral Exploration Properties [Line Items]
Percentage of property acquire		70.00%	35.00%	20.00%	15.00%	15.00%	20.00%
Cash portion of the acquisition price	220,000	100,000
Expenditure on the Doran property	1,000,000	5,000,000		500,000	1,000,000	1,500,000	2,000,000